Wilson Bank Holding Company - Parent Company Financial Information - Statements of Cash Flows - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Cash paid to suppliers and other	$ (41,968)		$ (38,789)		$ (35,835)
Net cash provided by operating activities	37,164		29,415		20,224
Cash flows from investing activities:
Net cash used in investing activities	(90,091)		(66,434)		(78,705)
Cash flows from financing activities:
Dividends paid	(4,464)		(6,243)		(4,348)
Proceeds from sale of stock pursuant to dividend reinvestment	3,248		4,518		3,218
Proceeds from exercise of stock options	156		189		110
Common shares repurchased					(250)
Net cash provided by financing activities	57,767		89,509		74,373
Net increase (decrease) in cash and cash equivalents	4,840		52,490		15,892
Cash and cash equivalents at beginning of year	106,664		54,174		38,282
Cash and cash equivalents at end of year	111,504		106,664		54,174
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	15,869		12,148		10,050
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease in refundable income taxes	(175)		177		350
Share based compensation expense	32		31		24
Total adjustments	21,295		17,267		10,174
Net cash provided by operating activities	37,164		29,415		20,224
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and other	(388)		(376)		(386)
Tax benefits received	173		170		164
Net cash provided by operating activities	(215)		(206)		(222)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	2,600		1,500
Net cash used in investing activities	2,600		1,500
Cash flows from financing activities:
Dividends paid	(4,464)		(6,243)		(4,348)
Proceeds from sale of stock pursuant to dividend reinvestment	3,248		4,518		3,218
Proceeds from exercise of stock options	156		189		110
Common shares repurchased					(249)
Net cash provided by financing activities	(1,060)		(1,536)		(1,269)
Net increase (decrease) in cash and cash equivalents	1,325		(242)		(1,491)
Cash and cash equivalents at beginning of year	1,337	[1]	1,579		3,070
Cash and cash equivalents at end of year	2,662	[1]	1,337	[1]	1,579
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	15,869		12,148		10,050
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(16,116)	[1]	(12,382)	[1]	(10,290)	[1]
Decrease in refundable income taxes			(3)		(6)
Share based compensation expense	32		31		24
Total adjustments	(16,084)		(12,354)		(10,272)
Net cash provided by operating activities	$ (215)		$ (206)		$ (222)

[1]	Eliminated in consolidation.